Subsequent Events, textual (Details) (Dividend declaration, USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	0 Months Ended
	Feb. 23, 2015	Jan. 09, 2015
Common Stock
Dividend declaration
Dividends Payable, Amount Per Share	$ 0.02
Dividends Payable	$ 1,669
Dividends Payable, Date Of Record	Mar. 10, 2015
Dividends Payable, Date to be Paid	Mar. 17, 2015
Preferred Shares
Dividend declaration
Dividends Payable, Amount Per Share		$ 0.5
Dividends Payable		$ 3,550
Dividends Payable, Date Of Record		Jan. 23, 2015
Dividends Payable, Date to be Paid		Jan. 30, 2015